Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail)
$ in Millions
12 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	$ 1,711
Charge/(credit) for the year:
Underlying	1,315
Discounting	36
Net interest expense	(21)
Exchange variations	(66)
Released during the year	(140)
Remeasurement gains taken to retained earnings	81
Utilisation	(1,021)
Transfers and other movements	(1)
At the end of the financial year	1,894
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	1,140
Charge/(credit) for the year:
Underlying	1,224
Exchange variations	(31)
Released during the year	(127)
Utilisation	(893)
At the end of the financial year	1,313
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	78
Charge/(credit) for the year:
Underlying	26
Exchange variations	(1)
Released during the year	(12)
Utilisation	(58)
Transfers and other movements	1
At the end of the financial year	34
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	493
Charge/(credit) for the year:
Underlying	65
Discounting	36
Net interest expense	(21)
Exchange variations	(34)
Released during the year	(1)
Remeasurement gains taken to retained earnings	81
Utilisation	(70)
Transfers and other movements	(2)
At the end of the financial year	$ 547